Related Party Transactions (Details) - Schedule of related party transaction - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Service provided to:
Service provided to related parties	$ 4,800,000	$ 4,800,000	$ 19,200,000	$ 19,200,000
Service received from:
Service received from related parties	4,725,000	4,725,000	18,900,000	18,900,000
TCM [Member]
Service provided to:
Service provided to related parties	4,800,000	4,800,000	19,200,000	19,200,000
FXDIRECT [Member]
Service received from:
Service received from related parties	$ 4,725,000	$ 4,725,000	$ 18,900,000	$ 18,900,000